INVENTORIES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INVENTORIES
Customer equipment	$ 76.5	$ 72.9
Network materials	22.0	13.7
Total current inventories	98.5	86.6	$ 89.6
Cost of inventories included in purchase of goods and services	299.3	283.7	278.0
Write-downs of inventories	$ 3.1	$ 2.1	$ 4.8